Short Term Bank Loans (Details) - USD ($) $ in Thousands		6 Months Ended
	May 25, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Short-Term Bank Loans [Abstract]
Revolving line of credit agreement	$ 2,000
Interest rate	5.50%
Deposit	$ 500
Accrued income		$ 1,601
Unpaid interest			$ 1,606
Interest expenses		$ 83		$ 0